Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	$ 66,221
Impairment	0	$ (3,676)	$ 0
Closing balance	98,554	66,221
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	148,151	155,765
Additions	51,933	29,977
Transfer to assets held for sale		(35,123)
Effect of change in exchange rates	(2,055)	2,446
Disposals	(25,741)	(4,914)
Closing balance	172,288	148,151	155,765
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(81,930)	(58,117)
Depreciation expense		(23,542)
Effect of change in exchange rates		(133)
Disposals		3,538
Closing balance		(81,930)	(58,117)
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(81,930)
Depreciation expense	(18,765)
Impairment		(3,676)
Effect of change in exchange rates	1,420
Disposals	25,541
Closing balance	(73,734)	(81,930)
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	2,885
Closing balance	1,237	2,885
Equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	10,430	9,652
Additions	78	1,077
Transfer to assets held for sale		0
Effect of change in exchange rates	(208)	12
Disposals	(1,160)	(311)
Closing balance	9,140	10,430	9,652
Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(7,545)	(5,618)
Depreciation expense		(2,150)
Effect of change in exchange rates		(7)
Disposals		230
Closing balance		(7,545)	(5,618)
Equipment | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(7,545)
Depreciation expense	(1,641)
Impairment		0
Effect of change in exchange rates	130
Disposals	1,153
Closing balance	(7,903)	(7,545)
Computer Hardware and Software
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	475
Closing balance	15,422	475
Computer Hardware and Software | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	9,537	12,065
Additions	16,818	170
Transfer to assets held for sale		0
Effect of change in exchange rates	(311)	(4)
Disposals	(7,720)	(2,694)
Closing balance	18,324	9,537	12,065
Computer Hardware and Software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(9,062)	(8,611)
Depreciation expense		(1,897)
Effect of change in exchange rates		4
Disposals		1,442
Closing balance		(9,062)	(8,611)
Computer Hardware and Software | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(9,062)
Depreciation expense	(1,648)
Impairment		0
Effect of change in exchange rates	88
Disposals	7,720
Closing balance	(2,902)	(9,062)
Furniture and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	9,929
Closing balance	12,986	9,929
Furniture and Fittings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	21,188	19,687
Additions	6,409	2,051
Transfer to assets held for sale		0
Effect of change in exchange rates	(210)	93
Disposals	(2,230)	(643)
Closing balance	25,157	21,188	19,687
Furniture and Fittings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(11,259)	(8,388)
Depreciation expense		(3,442)
Effect of change in exchange rates		(31)
Disposals		602
Closing balance		(11,259)	(8,388)
Furniture and Fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(11,259)
Depreciation expense	(3,180)
Impairment		0
Effect of change in exchange rates	119
Disposals	2,149
Closing balance	(12,171)	(11,259)
Leasehold Improvements and Other
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	52,932
Closing balance	68,909	52,932
Leasehold Improvements and Other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	106,996	103,100
Additions	28,628	4,807
Transfer to assets held for sale		0
Effect of change in exchange rates	(1,326)	355
Disposals	(14,631)	(1,266)
Closing balance	119,667	106,996	103,100
Leasehold Improvements and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(54,064)	(35,500)
Depreciation expense		(16,053)
Effect of change in exchange rates		(99)
Disposals		1,264
Closing balance		(54,064)	(35,500)
Leasehold Improvements and Other | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(54,064)
Depreciation expense	(12,296)
Impairment		(3,676)
Effect of change in exchange rates	1,083
Disposals	14,519
Closing balance	(50,758)	(54,064)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0
Closing balance	0	0
Construction in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0	11,261
Additions	0	21,872
Transfer to assets held for sale		(35,123)
Effect of change in exchange rates	0	1,990
Disposals	0	0
Closing balance	0	0	11,261
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0	0
Depreciation expense		0
Effect of change in exchange rates		0
Disposals		0
Closing balance		0	$ 0
Construction in progress | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0
Depreciation expense	0
Impairment		0
Effect of change in exchange rates	0
Disposals	0
Closing balance	$ 0	$ 0